Long term debt (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	21,409	14,402
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	290,655	300,066
Term and Revolving Facilities
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	9,392	10,000
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	35,850	68,767
Capital lease obligations
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	12,017	4,402
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	29,805	6,299
Corporate debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	225,000	225,000